Segmental and Geographical Information (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Operating Segments [Abstract]
Summary of Revenue from External Customers and Segment Assets

The Group’s revenue from external customers, based on consumer ship-to location, and information about its segment assets by geographical location are detailed below:

	2016	2017	2018
Revenue from external customers
Americas	77,608	111,349	175,060
Europe, Middle East and Africa	92,885	156,507	240,662
Asia Pacific	71,623	118,110	186,662
	242,116	385,966	602,384

	2017	2018
Non-current assets
Americas	4,046	6,089
United Kingdom	53,594	118,374
Europe, Middle East and Africa	45,596	21,500
Asia Pacific	7,030	6,020
	110,266	151,983